Share-Based Compensation and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of warrant assumptions

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2025	7,109	$372	2.59
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, March 31, 2026	7,109	$372	2.59

Outstanding, December 31, 2024	8,609	$518	6.47
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	0	-
Outstanding, March 31, 2025	8,609	$394	4.39

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2024	1,721,761	$1.97	4.71

Granted	-	-	-
Exercised	-	-	-
Forfeited	(300,000)	0.53	0.00
Outstanding, December 31, 2025	1,421,761	$1.86	2.59

Exercisable, December 31, 2024	1,721,761	$1.97	4.71

Exercisable, December 31, 2025	1,421,761	$1.86	5.40